Securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Reconciliation From Amortized Cost to Estimated Fair Value of Marketable Securities
This table provides the major components of securities available for sale (“AFS”) and held to maturity (“HTM”) at amortized cost and estimated fair value at December 31, 2017 and December 31, 2016:

	December 31, 2017				December 31, 2016
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$5,765	$—	$(74)	$5,691	$3,744	$2	$(30)	$3,716
State and political subdivisions	5,227	21	(56)	5,192	5,545	19	(62)	5,502
Residential mortgage-backed securities	32,111	153	(386)	31,878	21,547	339	(255)	21,631
Corporate and other securities	10,922	31	(221)	10,732	10,003	—	(284)	9,719
Total securities available for sale	$54,025	$205	$(737)	$53,493	$40,839	$360	$(631)	$40,568
Held to maturity:
U.S. Government sponsored entities	$3,026	$—	$(93)	$2,933	$3,530	$—	$(128)	$3,402
State and political subdivisions	1,113	144	—	1,257	2,306	181	(1)	2,486
Residential mortgage-backed securities	3,958	59	(18)	3,999	4,799	98	(25)	4,872
Commercial mortgage-backed securities	3,685	—	(142)	3,543	3,796	—	(148)	3,648
Corporate and other securities	4,525	89	—	4,614	6,548	12	—	6,560
Total securities held to maturity	$16,307	$292	$(253)	$16,346	$20,979	$291	$(302)	$20,968

Schedule of Marketable Securities By Contractual Maturity
This table provides the remaining contractual maturities and yields of securities within the investment portfolios. The carrying value of securities at December 31, 2017 is distributed by contractual maturity. Mortgage-backed securities and other securities, which may have principal prepayment provisions, are distributed based on contractual maturity. Expected maturities will differ materially from contractual maturities as a result of early prepayments and calls.

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$—	—%	$3,699	1.61%	$1,992	2.16%	$—	—%	$5,691	1.80%
State and political subdivisions	—	—	963	3.30	1,962	2.57	2,267	2.69	5,192	2.76
Residential mortgage-backed securities	168	2.55	718	1.57	2,745	2.55	28,247	2.75	31,878	2.71
Corporate and other securities	—	—	2,182	3.17	6,453	4.37	2,097	2.01	10,732	3.66
Total securities available for sale	$168	2.55%	$7,562	2.27%	$13,152	3.39%	$32,611	2.70%	$53,493	2.81%
Held to maturity at cost:
U.S. Government sponsored entities	$—	—%	$—	—%	$—	—%	$3,026	1.98%	$3,026	1.98%
State and political subdivisions	162	1.49	—	—	493	5.07	458	5.84	1,113	4.86
Residential mortgage-backed securities	7	4.71	22	5.48	539	2.72	3,390	3.54	3,958	3.44
Commercial mortgage-backed securities	—	—	—	—	—	—	3,685	2.76	3,685	2.76
Corporate and other securities	—	—	—	—	4,525	5.73	—	—	4,525	5.73
Total securities held to maturity	$169	1.62%	$22	5.48%	$5,557	5.38%	$10,559	2.92%	$16,307	3.75%

Schedule of Marketable Securities In Unrealized Loss Position
The fair value of securities with unrealized losses by length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2017 and December 31, 2016 are as follows:

	December 31, 2017
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	5	$3,732	$(40)	$1,958	$(34)	$5,690	$(74)
State and political subdivisions	2	476	(6)	1,792	(50)	2,268	(56)
Residential mortgage-backed securities	22	20,646	(218)	4,028	(168)	24,674	(386)
Corporate and other securities	7	4,563	(37)	2,803	(184)	7,366	(221)
Total temporarily impaired securities	36	$29,417	$(301)	$10,581	$(436)	$39,998	$(737)
Held to maturity:
U.S. Government sponsored entities	2	$—	$—	$2,933	$(93)	$2,933	$(93)
Residential mortgage-backed securities	2	—	—	979	(18)	979	(18)
Commercial mortgage-backed securities	2	—	—	3,543	(142)	3,543	(142)
Total temporarily impaired securities	6	$—	$—	$7,455	$(253)	$7,455	$(253)

	December 31, 2016
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	1	$1,962	$(30)	$—	$—	$1,962	$(30)
State and political subdivisions	4	3,833	(62)	—	—	3,833	(62)
Residential mortgage-backed securities	13	7,813	(139)	2,983	(116)	10,796	(255)
Corporate and other securities	6	822	(67)	5,376	(217)	6,198	(284)
Total temporarily impaired securities	24	$14,430	$(298)	$8,359	$(333)	$22,789	$(631)
Held to maturity:
U.S. Government sponsored entities	2	$3,402	$(128)	$—	$—	$3,402	$(128)
State and political subdivisions	1	212	(1)	—	—	212	(1)
Residential mortgage-backed securities	2	776	(15)	441	(10)	1,217	(25)
Commercial mortgage-backed securities	2	3,648	(148)	—	—	3,648	(148)
Total temporarily impaired securities	7	$8,038	$(292)	$441	$(10)	$8,479	$(302)

Schedule of Realized Gains (Losses) for Marketable Securities
Gross realized gains and losses on securities for the past two years are detailed in the table below:

	For the years ended December 31,
(In thousands)	2017	2016
Available for sale:
Realized gains	$89	$302
Realized losses	(61)	(1)
Total securities available for sale	28	301
Held to maturity:
Realized gains	38	123
Realized losses	(4)	—
Total securities held to maturity	34	123
Net gains on sales of securities	$62	$424